Borrowing Arrangements (Details) - Schedule of Convertible Notes - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowing Arrangements [Line Items]
Convertible Debt, Current		$ 0	$ 6,820
Convertible notes, net, noncurrent
2022 Convertible Notes due to related parties		18,944	8,710
Total convertible notes		18,944
Two Thousand And Nineteen A Convertible Notes [Member]
Convertible notes, net, noncurrent
2022 Convertible Notes due to related parties		0	115
Two Thousand And Twenty Two Convertible Notes [Member]
Convertible notes, net, noncurrent
2022 Convertible Notes		3,434
Nonrelated Party [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		0	1,890
Convertible Debt, Noncurrent		3,434	0
Nonrelated Party [Member] | Two Thousand And Nineteen A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		0	115
Nonrelated Party [Member] | Two Thousand And Twenty Series A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		0	630
Nonrelated Party [Member] | Two Thousand And Twenty One Series A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		0	1,145
Nonrelated Party [Member] | Two Thousand And Twenty Two Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Noncurrent		3,434	0
Related Party [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Noncurrent		15,510	0
Related Party [Member] | Two Thousand And Twenty Series A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		0	3,260
Related Party [Member] | Two Thousand And Twenty One Series A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		0	3,050
Related Party [Member] | Two Thousand And Twenty Two Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Noncurrent		15,510	0
Convertible notes, net, noncurrent
2022 Convertible Notes due to related parties		15,510
Related Party [Member] | Convertible Promissory Notes With Eco System Integrity Fund Two LLC [Member]
Borrowing Arrangements [Line Items]
Convertible Debt, Current		$ 0	$ 510